Major Classes of Assets and Liabilities Allocated Purchase Price (Detail) - USD ($) $ in Millions		Jun. 30, 2024	Oct. 13, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 04, 2022
Business Acquisition [Line Items]
Goodwill		$ 119,220		$ 67,886	$ 67,524
Activision Blizzard, Inc.
Business Acquisition [Line Items]
Cash and cash equivalents			$ 12,976
Goodwill			50,969
Intangible assets		$ 22,000	21,969
Other assets			2,501
Long-term debt			(2,799)
Long-term income taxes			(1,914)
Deferred income taxes			(4,677)
Other liabilities			(3,617)
Total purchase price			$ 75,408
Nuance Communications Inc.
Business Acquisition [Line Items]
Goodwill	[1]					$ 16,326
Intangible assets						4,365
Other assets						42
Other liabilities	[2]					(1,972)
Total purchase price						$ 18,761

[1]	Goodwill was assigned to our Intelligent Cloud segment and was primarily attributed to increased synergies that are expected to be achieved from the integration of Nuance. None of the goodwill is expected to be deductible for income tax purposes.
[2]	Includes $986 million of convertible senior notes issued by Nuance in 2015 and 2017, substantially all of which have been redeemed.